Changes in Intangible Assets and Goodwill	12 Months Ended
Apr. 30, 2011
Changes in Intangible Assets and Goodwill
Changes in Intangible Assets and Goodwill
11.	Changes in Intangible Assets and Goodwill

		As of April 30, 2011
Amortizable intangible assets	Useful Life	Gross Carrying Amount	Accumulated Amortization	Total
Customer relationships	5-25	$257,410	$(17,962)	$239,448
Author contracts	10	18,461	(15,204)	3,257
Technology	5-10	5,850	(1,624)	4,226
Distribution contracts	10	8,325	(4,304)	4,021
Other	3-10	4,639	(3,924)	715

		$294,685	(43,018)	$251,667

Unamortizable intangible assets
Trade name				$293,400
Copyrights				175
Publishing contracts				21,336

				$314,911

All amortizable intangible assets are being amortized over their useful life on a straight-line basis, except for the customer relationships related to the Fictionwise acquisition that are being amortized on an accelerated basis.

Aggregate Amortization Expense:
For the 52 weeks ended April 30, 2011	$14,512
For the 52 weeks ended May 1, 2010	$11,350
For the 13 weeks ended May 2, 2009	$752
For the 52 weeks ended January 31, 2009	$4,563

Estimated Amortization Expense:
(12 months ending on or about April 30)
2012	$14,146
2013	$13,815
2014	$13,078
2015	$11,293
2016	$11,241

The changes in the carrying amount of goodwill by segment for fiscal 2011 are as follows:

	B&N Retail Segment	B&N College Segment	B&N.com Segment	Total Company
Balance as of May 1, 2010	$254,471	274,070	—	$528,541
Benefit of excess tax amortization (a)	—	—	(4,428)	(4,428)
Re-allocation of Goodwill (b)	(29,135)	—	29,135	—

Balance as of April 30, 2011	$225,336	274,070	24,707	$524,113

(a)	The tax basis of goodwill arising from an acquisition during the 52 weeks ended January 29, 2005 exceeded the related basis for financial reporting purposes by approximately $96,576. In accordance with ASC 740-10-30, Accounting for Income Taxes, the Company is recognizing the tax benefits of amortizing such excess as a reduction of goodwill as it is realized on the Company's income tax return.

(b)	Due to the increased focus on the internet and digital businesses, the Company performed an evaluation on the effect of its impact on the identification of operating segments. The assessment considered the way the business is managed (focusing on the financial information distributed) and the manner in which the chief operating decision maker interacts with other members of management. As a result of this assessment, the Company has determined that it has three operating segments: B&N Retail, B&N College and B&N.com. As a result of this evaluation, $29.1 million of goodwill was re-allocated between B&N Retail and B&N.com segments.